Investments carried under the equity method (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Investments in associates [Abstract]
Investment under the equity method		$ 126,613	$ 139,925
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		30.00%
Ownership interest		100.00%
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 1,005	2,348
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method	[1]	44,736	45,222
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method		1,588	1,391
ABY Infraestructuras, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		15	11
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
Investment under the equity method		46	0
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
Investment under the equity method		0	0
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method	[2]	61,426	73,693
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method	[3]	17,716	17,179
Other Renewable Energy Joint Ventures [Member]
Investments in associates [Abstract]
Investment under the equity method	[4]	$ 81	$ 81

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.
[2]	Windlectric Inc., the project entity, is owned 100% by Amherst Island Partnership which is accounted for under the equity method (Note 5).
[3]	Pemcorp SAPI de CV, Monterrey's project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these consolidated condensed interim financial statements (Note 5). Arroyo Netherlands II B.V. is 30% owned by Atlantica.
[4]	Other renewable energy joint ventures correspond to investments made in the following entities located in Colombia: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.